Debt and Warrant Liabilities - Polar Loan (Details) - USD ($)												3 Months Ended
	Dec. 30, 2025	Mar. 27, 2025	Feb. 18, 2025	Jan. 30, 2025	Jan. 06, 2025	May 31, 2024	May 30, 2024	May 29, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Mar. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Apr. 02, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Stock issued, value												$ 1,000,000
Stock issued, shares		1,101,868	3,772,177	1,650,000	352,795							6,876,840
Total debt liability owed												$ 28,787,160		$ 107,468,217		$ 88,996,117
Polar loan | Related party | British Virgin Islands business company (Sponsor) | ScanTech And Mars Acquisition Corp
Debt and Warrant Liabilities
Stock issued, value							$ 1,250,000	$ 1,000,000		$ 1,000,000
Stock issued, shares	1,500,000
Amount drawn from transferred by sponsor						$ 250,000					$ 500,000
Remaining amount of drawn from transferred by sponsor												75,000
Payment of share transaction expenses						$ 175,000			$ 500,000
Embedded derivatives liabilities														2,607,000
Additional liability													$ 75,000
Total debt liability owed												$ 1,250,000		$ 1,175,000
Shares of common stock								312,500							1,250,000
Shares issued pursuant to the non-redemption agreement	312,500
Shares issued in connection with the elimination of derivative liabilities	1,187,500